Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	$	$
At cost:
Computer and network equipment	43	44
Office equipment	78	79
Motor vehicles	61	61
Production equipment	216	217
	398	401
Less: accumulated depreciation	(391)	(394)

	7	7

Depreciation expense from continuing operations was $184, $208 and $3 for the years ended December 31, 2023, 2024 and 2025, respectively. Certain fully depreciated computer equipment, motor vehicles and office equipment were disposed in the year 2023.

	For the years ended December 31,
	2023	2024	2025
	$	$	$
Cost of revenues	85	79	-
General and administrative expenses	99	129	2
Research and development expenses	-	-	1

	184	208	3